Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingent Liabilities [Abstract]
2015	$ 134
2016	62
2017	27
2018	15
Minimum future rental payment	$ 238